Accruals and Other Liabilities - Summary of Accruals and Other Liabilities (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Accounts Payable and Accrued Liabilities, Current [Abstract]
Payables for purchase of property, plant and equipment	¥ 1,723,130	¥ 1,624,432
Payables for R&D expenses	1,085,353	1,023,344
Employee compensation payables	939,023	729,806
Debt from a third party investor(Note 18(i))	541,918	0
Deposits from third parties	501,197	386,412
Accrued expenses	598,423	417,396
Payables for marketing events	368,163	483,059
Warranty provisions	219,988	216,260
Accrued cost of purchase commitments	285,519	0
Advance from customers	100,281	113,730
Refundable deposit from customers	61,717	26,806
Interest payables	44,526	39,082
Tax payables	350,263	51,147
Others	760,694	472,355
Total	¥ 7,580,195	¥ 5,583,829